UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23138

FS GLOBAL CREDIT OPPORTUNITIES FUND―ADV
(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman
FS Global Credit Opportunities Fund―ADV
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

FS Global Credit Opportunities Fund—ADV (the “Company”) is a feeder fund that invests substantially all of its assets in FS Global Credit Opportunities Fund (CIK: 0001568194; File No. 811-22802) (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. The proxy voting record of the Fund for the twelve-month period ended June 30, 2017 is set forth in the Fund’s Form N-PX, which was publicly filed with the U.S. Securities and Exchange Commission on August 18, 2017.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund―ADV

By:	/s/ Michael C. Forman
Name:	Michael C. Forman
Title:	President and Chief Executive Officer
Date:	August 18, 2017